FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 3,874	$ 3,528
Fair value	$ (48,406)	$ (45,869)
Cash flow hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	4,872	1,958
Fair value	$ 3	$ 1
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	2.30%
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.20%	3.50%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,694	1,692
Fair value	$ 5	$ 19
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.70%	0.70%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	2.20%
Cash flow hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	945	452
Rates		1.30%
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate caps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.30%
Cash flow hedges | Interest rate caps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%
Cash flow hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	69	71
Rates	1.50%	1.50%
Fair value		$ 1
Fair value	$ (1)
Cash flow hedges | Interest rate swaps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	118
Fair value	$ 0
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.30%
Cash flow hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	183
Rates	3.00%
Fair value	$ 1
Cash flow hedges | Interest rate swaps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	38	50
Fair value	$ 1	$ 1
Cash flow hedges | Interest rate swaps of C$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.70%	3.70%
Cash flow hedges | Interest rate swaps of C$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%	4.30%
Cash flow hedges | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	100	100
Rates	4.00%	4.00%
Fair value	$ (154)	$ (13)